Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Unrecognized Tax Benefits	$ 0	$ 0	$ 0
Accrued for interest and penalties	0	0	0
Tax provision	$ 0	$ 0	$ 0